CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 VIEs [Member] USD ($)	Dec. 31, 2013 VIEs [Member] USD ($)
Accounts receivables, allowance	$ 316,966		$ 342,442
Accounts payable	31,599,317		39,514,379	31,546,430	39,488,204
Accrued expenses and other current liabilities	16,580,351		19,224,723	13,469,803	15,437,141
Short-term bank loan	42,428,890	260,000,000
Deferred revenue	4,652,010		2,262,223	4,622,404	2,262,223
Income tax payable	5,529,899		6,369,482	1,223,526	322,714
Non-current deferred tax liability
Long-term liabilities	$ 9,860,000		$ 19,260,000	$ 9,860,000	$ 19,260,000
Ordinary shares, par value	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,882,073,063	1,882,073,063	1,834,883,063
Ordinary shares, shares outstanding	1,882,073,063	1,882,073,063	1,834,883,063